Significant Accounting Policies (Details) - Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies (Details) - Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock [Line Items]
Net (loss) income	$ (1,289,798)		$ 797,248	$ (3,181,873)	$ 2,400,187
Net income including accretion of temporary equity to redemption value	(1,457,036)			$ (1,581,239)
Allocation of net (loss) income	$ (217,150)	$ (1,244,191)
Weighted-average shares outstanding (in Shares)	5,026,964			3,010,654
Basic net (loss) income per share (in Dollars per share)	$ 0.03			$ (0.36)
Redeemable Class A [Member]
Significant Accounting Policies (Details) - Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock [Line Items]
Accretion of temporary equity to redemption value						$ (6,167,983)	$ 3,984,431
Allocation of net (loss) income including accretion of temporary equity						1,140,044	8,279,855
Allocation of accretion of temporary equity to redemption value						(6,167,983)	3,984,431
Allocation of net (loss) income						$ (5,027,939)	$ 12,264,286
Weighted-average shares outstanding (in Shares)						3,821,284	27,600,000
Basic net (loss) income per share (in Dollars per share)						$ (1.32)	$ 0.44
Non-redeemable Class A and Class B [Member]
Significant Accounting Policies (Details) - Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock [Line Items]
Accretion of temporary equity to redemption value
Allocation of net (loss) income including accretion of temporary equity						2,026,745	2,069,964
Allocation of accretion of temporary equity to redemption value
Allocation of net (loss) income						$ 2,026,745	$ 2,069,964
Weighted-average shares outstanding (in Shares)						6,900,000	6,900,000
Basic net (loss) income per share (in Dollars per share)						$ 0.29	$ 0.3
Previously Reported [Member]
Significant Accounting Policies (Details) - Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock [Line Items]
Net (loss) income						$ (3,001,194)	$ 14,334,250
Accretion of temporary equity to redemption value						6,167,983	(3,984,431)
Net income including accretion of temporary equity to redemption value						3,166,789	10,349,819
Allocation of accretion of temporary equity to redemption value						$ 6,167,983	$ (3,984,431)